Accumulated Other Comprehensive Loss	6 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive Loss
5.	ACCUMULATED OTHER COMPREHENSIVE LOSS:

The Company’s balance in accumulated other comprehensive loss is composed of amounts related to the Company’s minimum pension liability. During the three months and six months ended June 30, 2013, the Company recorded $13.6 million in other comprehensive income, which primarily represents the decrease in the Company’s pension plan liability as described in Note 10, and reclassified $0.1 million and $0.2 million, respectively, from accumulated other comprehensive loss into operating expenses in the Company’s condensed consolidated statements of operations included herein. During the three months and six months ended June 30, 2013, the Company also recorded $5.2 million and $4.2 million, respectively, in tax expense for accumulated other comprehensive income, primarily related to a change in tax rate on the items included in accumulated other comprehensive income due to the Company’s REIT conversion.